Revenue	9 Months Ended
Sep. 30, 2020
Revenue
Revenue

Note 2 - Revenue

Recognized revenue can be specified as follows for all agreements:

DKK thousand	Q3 2020	Q3 2019	Q1-Q3 2020	Q1-Q3 2019

Alexion Pharmaceuticals Inc.	10,645	8,267	36,870	26,528
Boehringer Ingelheim International GmbH	—	—	149,120	—
Undisclosed counterpart	—	1,655	—	3,312
Total license and milestone revenue	10,645	9,922	185,990	29,840
Total sale of goods revenue net (V-Go sales)	45,881	—	103,968	—
Total revenue	56,526	9,922	289,958	29,840
Total revenue recognized over time	10,645	9,922	36,870	29,840
Total revenue recognized at a point in time	45,881	—	253,088	—

License revenue for the first nine months of 2020 of DKK 37.1 million relate to the research and development agreement with Alexion Pharmaceuticals entered into in March 2019. Under the agreement DKK 103.8 million is accounted for as deferred revenue at September 30, 2020.

Milestone revenue for the first nine months of 2020 of DKK 149.1 million relate to the license agreement with Boehringer Ingelheim entered into in 2011. No deferred revenue related to this agreement is recognized at September 30, 2020 as payments are not received before the achievement of pre-specified development, regulatory and commercial milestones for the lead product are met. For further information about the agreements please see note 2 in the Annual Report 2019.

Sale of goods revenue net for first nine months of 2020 of DKK 104.0 million relate to V-Go, which is a product line developed by Valeritas Inc. that was acquired as part of the business combination as described in note 20. The net sales comprises of gross sales of DKK 192.8 million and discounts and rebates of DKK -88.8 million.

Zealand is managed and operated as one business unit, which is reflected in the organizational structure and internal reporting. No separate lines of business or separate business entities have been identified with respect to any of the product candidates or geographical markets and no segment information is currently included in the internal reporting. All V-Go related costs can be identified in the financial statement lines cost of goods sold (DKK 62.3 million for the nine month period ended September 30, 2020) and sales and marketing expenses (DKK 163.6 million for the nine month period ended September 30, 2020).

Net revenue in Germany for the nine months period ended September 30, 2020 comprise DKK 149.1 million in license revenue whereas net sales in US for the nine months period ended September 30, 2020 comprise DKK 140.8 million including license revenues and sale of goods. No other countries accounts for more than 10% of the net total sales.